Borrowings (Details) - ARS ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	$ 15,362,726	$ 5,918,119
Total current borrowings	305,481	249,868
Total Borrowings amount	15,668,207	6,167,987	$ 5,893,068	$ 3,794,940
Non-Convertible notes [Member]
Disclosure of detailed information about borrowings [line items]
Total Borrowings amount	14,516,230	5,991,004
Bank loans [Member]
Disclosure of detailed information about borrowings [line items]
Total Borrowings amount	1,014,282	77,445
AABE Debts [Member]
Disclosure of detailed information about borrowings [line items]
Total Borrowings amount	83,942	66,711
Loans With Non-Controling Interests [Member]
Disclosure of detailed information about borrowings [line items]
Total Borrowings amount	28,504
Finance Leases [Member]
Disclosure of detailed information about borrowings [line items]
Total Borrowings amount	14,403	3,149
Bank Overdrafts [Member]
Disclosure of detailed information about borrowings [line items]
Total Borrowings amount	6,692	26,107
Related Parties [Member]
Disclosure of detailed information about borrowings [line items]
Total Borrowings amount	$ 4,154	$ 3,571